Summary of significant accounting policies (Policies)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Fiscal Year	Fiscal Year The Group’s fiscal year ends on December 31.	Fiscal Year The Group’s fiscal year ends on December 31.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of WISeKey Semiconductors SAS and its wholly-owned subsidiaries over which the Group has control.

Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables and loans have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of WISeKey Semiconductors SAS and its wholly-owned subsidiaries over which the Group has control.

Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables and loans have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions. We believe these estimates, judgements and assumptions are reasonable, based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are differences between these estimates, judgments or assumptions and the actual results, our consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by US GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting from available alternatives would not produce a materially different result.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions. We believe these estimates, judgements and assumptions are reasonable, based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are differences between these estimates, judgments or assumptions and the actual results, our consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by US GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting from available alternatives would not produce a materially different result.

Foreign Currency

Foreign Currency

The functional currency of WISeKey Semiconductors SAS is USD.

In general, the functional currency of a foreign operation is the local currency. Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income/loss. The Group's reporting currency is USD.

Foreign Currency

The functional currency of WISeKey Semiconductors SAS is USD.

In general, the functional currency of a foreign operation is the local currency. Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income/loss. The Group's reporting currency is USD.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of deposits held at major banks that are readily available. Cash equivalents consist of highly liquid investments that are readily convertible to cash and with original maturity dates of three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments.

Cash and Cash Equivalents

Cash consists of deposits held at major banks that are readily available. Cash equivalents consist of highly liquid investments that are readily convertible to cash and with original maturity dates of three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments.

Accounts Receivable

Accounts Receivable

Receivables represent rights to consideration that are unconditional and consist of amounts billed and currently due from customers, and revenues that have been recognized for accounting purposes but not yet billed to customers. The Group extends credit to customers in the normal course of business and in line with industry practices.

Accounts Receivable

Receivables represent rights to consideration that are unconditional and consist of amounts billed and currently due from customers, and revenues that have been recognized for accounting purposes but not yet billed to customers. The Group extends credit to customers in the normal course of business and in line with industry practices.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We recognize an allowance for credit losses to present the net amount of receivables expected to be collected as of the balance sheet date. The allowance is based on the credit losses expected to arise over the asset’s contractual term taking into account historical loss experience, customer-specific data as well as forward looking estimates. Expected credit losses are estimated individually.

Accounts receivables are written off when deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries, which are not to exceed the amount previously written off, are considered in determining the allowance balance at the balance sheet date.

Allowance for Doubtful Accounts

We recognize an allowance for credit losses to present the net amount of receivables expected to be collected as of the balance sheet date. The allowance is based on the credit losses expected to arise over the asset’s contractual term taking into account historical loss experience, customer-specific data as well as forward looking estimates. Expected credit losses are estimated individually.

Accounts receivable are written off when deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries, which are not to exceed the amount previously written off, are considered in determining the allowance balance at the balance sheet date.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs are calculated using standard costs, approximating average costs. Finished goods and work-in-progress inventories include material, labor and manufacturing overhead costs. The Group records write-downs on inventory based on an analysis of obsolescence or a comparison to the anticipated demand or market value based on a consideration of marketability and product maturity, demand forecasts, historical trends and assumptions about future demand and market conditions.

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs are calculated using standard costs, approximating average costs. Finished goods and work-in-progress inventories include material, labor and manufacturing overhead costs. The Group records write-downs on inventory based on an analysis of obsolescence or a comparison to the anticipated demand or market value based on a consideration of marketability and product maturity, demand forecasts, historical trends and assumptions about future demand and market conditions.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives which range from 1 to 10 years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the improvements or the lease terms, as appropriate. Property, plant and equipment are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives which range from 1 to 10 years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the improvements or the lease terms, as appropriate. Property, plant and equipment are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Intangible Assets

Intangible Assets

Those intangible assets that are considered to have a finite useful life are amortized over their useful lives, which generally range from 1 to 10 years. Each period we evaluate the estimated remaining useful lives of intangible assets and whether events or changes in circumstances require a revision to the remaining periods of amortization or that an impairment review be carried out.

Intangible Assets

Those intangible assets that are considered to have a finite useful life are amortized over their useful lives, which generally range from 1 to 10 years. Each period we evaluate the estimated remaining useful lives of intangible assets and whether events or changes in circumstances require a revision to the remaining periods of amortization or that an impairment review be carried out.

Leases

Leases

In line with ASC 842, the Group, as a lessee, recognizes right-of-use assets and related lease liabilities on its balance sheet for all arrangements with terms longer than twelve months, and reviews its leases for classification between operating and finance leases. Obligations recorded under operating and finance leases are identified separately on the balance sheet. Assets under finance leases and their accumulated amortization are disclosed separately in the notes. Operating and finance lease assets and operating and finance lease liabilities are measured initially at an amount equal to the present value of minimum lease payments during the lease term, as at the beginning of the lease term.

The Group has elected the short-term lease practical expedient whereby we do not present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise.

We have also elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

Revenue Recognition

The Group’s policy is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

-	Step 1: Identify the contract(s) with a customer.

-	Step 2: Identify the performance obligations in the contract.

-	Step 3: Determine the transaction price.

-	Step 4: Allocate the transaction price to the performance obligations in the contract.

-	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. We typically allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract. If a standalone price is not observable, we use estimates.

The Group recognizes revenue when it satisfies a performance obligation by transferring control over goods or services to a customer. The transfer may be done at a point in time (typically for goods) or over time (typically for services). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. For performance obligations satisfied over time, the revenue is recognized over time, most frequently on a prorata temporis basis as most of the services provided by the Group relate to a set performance period.

If the Group determines that the performance obligation is not satisfied, it will defer recognition of revenue until it is satisfied.

We present revenue net of sales taxes and any similar assessments.

The Group delivers products and records revenue pursuant to commercial agreements with its customers, generally in the form of an approved purchase order or sales contract.

Where products are sold under warranty, the customer is granted a right of return which, when exercised, may result in either a full or partial refund of any consideration received, or a credit that can be applied against amounts owed, or that will be owed, to the Group. For any amount received or receivable for which we do not expect to be entitled to because the customer has exercised its right of return, we recognize those amounts as a refund liability.

Leases

In line with ASC 842, the Group, as a lessee, recognizes right-of-use assets and related lease liabilities on its balance sheet for all arrangements with terms longer than twelve months, and reviews its leases for classification between operating and finance leases. Obligations recorded under operating and finance leases are identified separately on the balance sheet. Assets under finance leases and their accumulated amortization are disclosed separately in the notes. Operating and finance lease assets and operating and finance lease liabilities are measured initially at an amount equal to the present value of minimum lease payments during the lease term, as at the beginning of the lease term.

The Group has elected the short-term lease practical expedient whereby we do not present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise.

We have also elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

Contract Assets

Contract Assets

Contract assets consists of accrued revenue where the Group has fulfilled its performance obligation towards the customer but the corresponding invoice has not yet been issued. Upon invoicing, the asset is reclassified to trade accounts receivable until payment.

Contract Assets

Contract assets consists of accrued revenue where the Group has fulfilled its performance obligation towards the customer but the corresponding invoice has not yet been issued. Upon invoicing, the asset is reclassified to trade accounts receivable until payment.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of amounts that have been invoiced and paid but have not been recognized as revenue. Deferred revenue that will be realized during the succeeding 12-month period is recorded as current and the remaining deferred revenue recorded as non-current. This would relate to multi-year certificates or licenses.

Deferred Revenue

Deferred revenue consists of amounts that have been invoiced and paid but have not been recognized as revenue. Deferred revenue that will be realized during the succeeding 12-month period is recorded as current and the remaining deferred revenue recorded as non-current. This would relate to multi-year certificates or licenses.

Contract Liability

Contract Liability

Contract liability consists of either:

-	amounts that have been invoiced and not yet paid, nor recognized as revenue. Upon payment, the liability is reclassified to deferred revenue if the amounts still have not been recognized as revenue. Contract liability that will be realized during the succeeding 12-month period is recorded as current and the remaining contract liability recorded as non-current. This would relate to multi-year certificates or licenses.

-	advances from customers not supported by invoices.

Contract Liability

Contract liability consists of either:

-	amounts that have been invoiced and not yet paid, nor recognized as revenue. Upon payment, the liability is reclassified to deferred revenue if the amounts still have not been recognized as revenue. Contract liability that will be realized during the succeeding 12-month period is recorded as current and the remaining contract liability recorded as non-current. This would relate to multi-year certificates or licenses.

-	advances from customers not supported by invoices.

Sales Commissions	Sales Commissions Sales commission expenses where revenue is recognized are recorded in the period of revenue recognition.	Sales Commissions Sales commission expenses where revenue is recognized are recorded in the period of revenue recognition.
Cost of Sales and Depreciation of Production Assets

Cost of Sales and Depreciation of Production Assets

Our cost of sales consists primarily of expenses associated with the delivery and distribution of products. These include expenses related to the license to the Global Cryptographic ROOT Key, the global Certification authorities as well as the digital certificates for people, servers and objects, expenses related to the preparation of our secure elements and the technical support provided on the Group's ongoing production and on the ramp-up phase, including materials, labor, test and assembly suppliers, and subcontractors, freights costs, as well as the amortization of probes, wafers and other items that are used in the production process. This amortization is disclosed separately under depreciation of production assets on the face of the income statement.

Cost of Sales and Depreciation of Production Assets

Our cost of sales consists primarily of expenses associated with the delivery and distribution of products. These include expenses related to the license to the Global Cryptographic ROOT Key, the global Certification authorities as well as the digital certificates for people, servers and objects, expenses related to the preparation of our secure elements and the technical support provided on the Group's ongoing production and on the ramp-up phase, including materials, labor, test and assembly suppliers, and subcontractors, freights costs, as well as the amortization of probes, wafers and other items that are used in the production process. This amortization is disclosed separately under depreciation of production assets on the face of the income statement.

Research and Development and Software Development Costs	Research and Development and Software Development Costs All research and development costs and software development costs are expensed as incurred.	Research and Development and Software Development Costs All research and development costs and software development costs are expensed as incurred.
Advertising Costs	Advertising Costs All advertising costs are expensed as incurred.	Advertising Costs All advertising costs are expensed as incurred.
Pension Plan

Pension Plan

In 2022, the Group maintained one defined benefit post retirement plans covering the employees of WISeKey Semiconductors SAS.

In accordance with ASC 715-30, Defined Benefit Plans – Pension, the Group recognizes the funded status of the plan in the balance sheet. Actuarial gains and losses are recorded in accumulated other comprehensive income / (loss).

Pension Plan

In 2020, the Group maintained two defined benefit post retirement plans:

-	one for the employees of WISeKey Semiconductors SAS, and

-	. one for the employees of WISeCoin France R&D Lab SAS.

In 2021, following the transfer of WISeCoin France R&D Lab SAS’ assets and liabilities to WISeKey Semiconductors SAS and the dissolution of WISeCoin France R&D Lab SAS, the Group only maintained one defined benefit post retirement plan for the employees of WISeKey Semiconductors SAS.

In accordance with ASC 715-30, Defined Benefit Plans – Pension, the Group recognizes the funded status of the plan in the balance sheet. Actuarial gains and losses are recorded in accumulated other comprehensive income / (loss).

Income Taxes

Income Taxes

Taxes on income are accrued in the same period as the revenues and expenses to which they relate.

Deferred taxes are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet of our companies prepared for consolidation purposes, with the exception of temporary differences arising on investments in foreign subsidiaries where the Group has plans to permanently reinvest profits into the foreign subsidiaries.

Deferred tax assets on tax loss carry-forwards are only recognized to the extent that it is “more likely than not” that future profits will be available and the tax loss carry-forward can be utilized.

Changes to tax laws or tax rates enacted at the balance sheet date are taken into account in the determination of the applicable tax rate provided that they are likely to be applicable in the period when the deferred tax assets or tax liabilities are realized.

The Group is required to pay income taxes in a number of countries. The Group recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. The Group adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions.

Income Taxes

Taxes on income are accrued in the same period as the revenues and expenses to which they relate.

Deferred taxes are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet of our companies prepared for consolidation purposes, with the exception of temporary differences arising on investments in foreign subsidiaries where the Group has plans to permanently reinvest profits into the foreign subsidiaries.

Deferred tax assets on tax loss carry-forwards are only recognized to the extent that it is “more likely than not” that future profits will be available and the tax loss carry-forward can be utilized.

Changes to tax laws or tax rates enacted at the balance sheet date are taken into account in the determination of the applicable tax rate provided that they are likely to be applicable in the period when the deferred tax assets or tax liabilities are realized.

The Group is required to pay income taxes in a number of countries. The Group recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. The Group adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions.

Research Tax Credits

Research Tax Credits

Research tax credits are provided by the French government to give incentives for companies to perform technical and scientific research. WISeKey Semiconductors SAS is eligible to receive such tax credits.

These research tax credits are presented as a reduction of Research & development expenses in the income statement when companies that have qualifying expenses can receive such grants in the form of a tax credit irrespective of taxes ever paid or ever to be paid, the corresponding research and development efforts have been completed and the supporting documentation is available. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. The tax credits are included in noncurrent deferred tax credits in the balance sheet in line with ASU 2015-17.

Research Tax Credits

Research tax credits are provided by the French government to give incentives for companies to perform technical and scientific research. WISeKey Semiconductors SAS is eligible to receive such tax credits.

These research tax credits are presented as a reduction of Research & development expenses in the income statement when companies that have qualifying expenses can receive such grants in the form of a tax credit irrespective of taxes ever paid or ever to be paid, the corresponding research and development efforts have been completed and the supporting documentation is available. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. The tax credits are included in noncurrent deferred tax credits in the balance sheet in line with ASU 2015-17.

Earnings per Share

Earnings per Share

Basic earnings per share are calculated using WISeKey Semiconductors SAS’ weighted-average outstanding common shares. When the effects are not antidilutive, diluted earnings per share is calculated using the weighted-average outstanding common shares and the dilutive effect of stock options as determined under the treasury stock method.

Earnings per Share

Basic earnings per share are calculated using WISeKey Semiconductors SAS’ weighted-average outstanding common shares. When the effects are not antidilutive, diluted earnings per share is calculated using the weighted-average outstanding common shares and the dilutive effect of stock options as determined under the treasury stock method.

Segment Reporting

Segment Reporting

Our chief operating decision maker, who is also our Chief Executive Officer, regularly reviews information related to one operating segment, secure microcontrollers, for purposes of allocating resources and assessing budgets and performance. We report our financial performance based on this segment structure described in Note 32.

Segment Reporting

Our chief operating decision maker, who is also our Chief Executive Officer, regularly reviews information related to one operating segment, secure microcontrollers, for purposes of allocating resources and assessing budgets and performance. We report our financial performance based on this segment structure described in Note 34.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

As of January 1, 2022, the Group adopted Accounting Standards Update (ASU) 2020-06, 'Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.

ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas.

There was no material impact on the Group's results upon adoption of the standard.

As of January 1, 2022, the Group also adopted ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options — a consensus of the FASB Emerging Issues Task Force.

The ASU provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. The ASU is to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in the ASU affect all entities that issue freestanding written call options that are classified in equity.

There was no material impact on the Group's results upon adoption of the standard.

As of January 1, 2022, the Group also adopted ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance.

The ASU provides an update to increase the transparency of government assistance including the disclosure of the types of assistance, an entity’s accounting for the assistance, and the effect of the assistance on an entity’s financial statements. ASC 832 requires the following disclosures in the notes: information about the nature of the transactions, the accounting policies used to account for the transactions, and balance sheet and income statement affected by the transactions. The duration, commitments, provisions, and other contingencies are required to be disclosed.

There was no material impact on the Group's results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In October 2021, The FASB issued ASU No. 2021-08, Business Combinations (topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.

Summary: The ASU amends ASC 805 to “require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination.” Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. ASU 2021-08 requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606 (meaning the acquirer should assume it has entered the original contract at the same date and using the same terms as the acquiree). This new ASU applies to contract assets and contract liabilities acquired in a business combination and to other contracts that directly/indirectly apply the requirements of ASC 606.

Effective Date: ASU 2021-08 is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. An entity should apply the amendments prospectively to business combinations occurring on or after the effective dates. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

In 2020, the Group adopted ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in Topic 820 as follows:

The following disclosure requirements were removed from Topic 820:

•	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; The policy for timing of transfers between levels;

•	The valuation processes for Level 3 fair value measurements;.

The following disclosure requirements were added to Topic 820:

•	The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. There was no material impact on the Group’s disclosures in 2020 upon adoption of the new standard.

As of January 1, 2020, the Group adopted Accounting Standards Update ASU 2016-13, Financial Instruments - Credit Losses, which requires the measurement of expected lifetime credit losses, rather than incurred losses, for financial instruments held at the reporting date based on historical experience, current conditions and reasonable forecasts. There was no material impact on the Group's results upon adoption of the standard.

The Group also adopted ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, Codification improvements, which clarifies and improves areas of guidance related to the recently issued standards on credit losses, hedging, and recognition and measurement of financial instruments to ASU 2016-01, 2016-13 & 2017-12. Since issuance of these standards, the FASB has identified areas that need clarification and correction, resulting in changes similar to those issues under its ongoing Codification improvements. There was no material impact on the Group’s results of operations in 2020 upon adoption of the new standard.

As of January 1, 2021, the Group adopted ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans.

ASU 2018-14 deletes the following disclosure requirements:

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year; the amount and timing of plan assets expected to be returned to the employer; related party disclosures about the amount of future annual benefits covered by insurance and annuity contracts and significant transactions between the employer or related parties and the plan. The effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits.

ASU 2018-14 adds/clarifies disclosure requirements related to the following:

The weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; An explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period; The projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets; The accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets. There was no material impact on the Group's results upon adoption of the standard.

As of January 1, 2021, the Group also adopted ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (the ASU), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements, which amendments primarily impact ASC 740, Income Taxes, and may impact both interim and annual reporting periods.

It eliminates the need for an organization to analyze whether the following apply in a given period:

•	Exception to the incremental approach for intraperiod tax allocation; Exceptions to accounting for basis differences when there are ownership changes in foreign investments; Exception in interim period income tax accounting for year-to-date losses that exceed anticipated losses.

The ASU also improves financial statement preparers’ application of income tax-related guidance and simplifies GAAP for:

•	Franchise taxes that are partially based on income; Transactions with a government that result in a step up in the tax basis of goodwill; Separate financial statements of legal entities that are not subject to tax; Enacted changes in tax laws in interim periods.

There was no material impact on the Group's results upon adoption of the standard.

As of January 1, 2021, the Group also adopted ASU 2020-10, Codification improvements, which further clarify and improve the Codification by codifying all guidance that requires or provides the option for an entity to disclose information within the footnotes. This clarification is meant to reduce the likelihood of a preparer missing required disclosure requirements. While the amendments do not introduce new topics or subtopics or change existing GAAP, all entities should review the changes found in the ASU to assess the impact it may have on their financial reporting requirements.

There was no material impact on the Group's results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In October 2021, The FASB has issued Accounting Standards Update (ASU) No. 2021-08, Business Combinations (topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.

Summary: The ASU amends ASC 805 to “require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination.” Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. ASU 2021-08 requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606 (meaning the acquirer should assume it has entered the original contract at the same date and using the same terms as the acquiree). This new ASU applies to contract assets and contract liabilities acquired in a business combination and to other contracts that directly/indirectly apply the requirements of ASC 606.

Effective Date: ASU No. 2021-08 is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. An entity should apply the amendments prospectively to business combinations occurring on or after the effective dates. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In November 2021, The FASB has issued Accounting Standards Update (ASU) No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance.

Summary: The ASU provides an update to increase the transparency of government assistance including the disclosure of the types of assistance, an entity’s accounting for the assistance, and the effect of the assistance on an entity’s financial statements. ASC 832 requires the following disclosures in the notes, information about the nature of the transactions, the accounting policies used to account for the transactions, and balance sheet and income statement affected by the transactions. The duration, commitments, provisions, and other contingencies are required to disclose.

Effective Date: ASU No. 2021-10 is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

The Group reviewed the Accounting Standards Updates (ASU) issued up until the date of release of these financial statements and did not identify further ASUs relevant to the Group.

General Principles of Business Combinations

General Principles of Business Combinations

The Group uses the acquisition method to account for business combination, in line with ASC Topic 805-10 Business Combinations. Subsidiaries acquired or divested in the course of the year are included in the consolidated financial statements respectively as of the date of purchase, and up to the date of sale. The consideration for the acquisition is measured as the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company.

Revenue Recognition

Revenue Recognition

The Group’s policy is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, WISeKey applies the following steps:

-	Step 1: Identify the contract(s) with a customer.

-	Step 2: Identify the performance obligations in the contract.

-	Step 3: Determine the transaction price.

-	Step 4: Allocate the transaction price to the performance obligations in the contract.

-	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. We typically allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract. If a standalone price is not observable, we use estimates.

The Group recognizes revenue when it satisfies a performance obligation by transferring control over goods or services to a customer. The transfer may be done at a point in time (typically for goods) or over time (typically for services). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. For performance obligations satisfied over time, the revenue is recognized over time, most frequently on a prorata temporis basis as most of the services provided by the Group relate to a set performance period.

If the Group determines that the performance obligation is not satisfied, it will defer recognition of revenue until it is satisfied.

We present revenue net of sales taxes and any similar assessments.

The Group delivers products and records revenue pursuant to commercial agreements with its customers, generally in the form of an approved purchase order or sales contract.

Where products are sold under warranty, the customer is granted a right of return which, when exercised, may result in either a full or partial refund of any consideration received, or a credit that can be applied against amounts owed, or that will be owed, to the Group. For any amount received or receivable for which we do not expect to be entitled to because the customer has exercised its right of return, we recognize those amounts as a refund liability.